Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	Commitments and Contingencies

(a)	Commitments

The contractual obligations of the Company, including purchase commitments under non-cancelable arrangements as of December 31, 2016, are summarized below. The Company does not participate in, or secure financing for, any unconsolidated limited purpose entities.

	Payments due by period
	Total	2017	2018	2019
Contractual Obligations
Capital commitments	6,834	4,311	1,047	1,476

Total	$6,834	$4,311	$1,047	$1,476

(b)	Significant legal proceedings

Other than as disclosed in Note 15, there is no other significant legal proceeding as of December 31, 2016.